Provision for taxes, civil and labor risks	3 Months Ended
Mar. 31, 2018
Provision for taxes, civil and labor risks
Provision for taxes, civil and labor risks

20.   Provision for taxes, civil and labor risks

The Company is party to certain labor, civil and tax lawsuits for which appeals have been filed. Based on the Company’s external and internal legal counsels’ opinion, Management believes that the recorded provisions are sufficient to cover probable losses. In addition, the Company has made judicial deposits when required by court. These provisions are as follows:

	March 31, 2018 (Unaudited)	December 31, 2017
Taxes	1.9	1.9
Civil	51.3	48.7
Labor	24.1	22.6

	77.3	73.2

Changes in these provisions are as follows:

Total
Balance at December 31, 2016	76.4

Provisions recognized	78.4
Utilized provisions	(81.6)

Balance at December 31, 2017	73.2

Provisions recognized	14.2
Utilized provisions	(10.1)

Balance at March 31, 2018	77.3

The total amount of claims, which according to management represent losses that are reasonably possible but not probable, for which no provision was recorded are as follow:

	March 31, 2018 (Unaudited)	December 31, 2017
Taxes	80.6	80.6
Civil	39.7	23.3
Labor	129.8	133.3

	250.1	237.2

The Company’s management, together with its legal counsel, analyzes the proceedings on a case-by-case basis and records the amount of the provision for labor, civil and tax risk based on the probable cash disbursement for the related proceedings.

a)Tax proceedings: The Company has tax proceedings related to additional charge of 1% of COFINS on imports of aircraft and engines, in accordance with the provisions of Law 10,865 / 04, the application of COFINS at a zero rate for imports of aircraft and parts and parts. Management believes that the chances of loss is possible and therefore no provision was recorded for such amounts.

b)Civil lawsuits: the Company is party to various types of civil lawsuits, for compensation claims in relation to flight delays, cancellations of flights, luggage and damage loss, and others.

The Company and Aeroportos Brasil Viracopos S.A. (“ABV”) are part of a Terminal Transfer Incentive agreement, which establishes deadlines for ABV to deliver structural improvements at the new terminal at Viracopos airport. The agreement states that failure to comply with these deadlines would result in a fine of 40% applied to the amounts payable by the Company in relation to parking, landing and connection fees for aircraft during the time of non-compliance. Based on the terms of the agreement, the Company started applying the fine and discounting 40% of its payments to ABV on July 2017.

On July 18, 2017, ABV filed a lawsuit against the Company alleging that the discount is abusive. An injunction ordered that a 20% direct discount and that the remaining 20% should be paid through judicial deposit. On March 31, 2018 the process is suspended because of a possible amicable solution.

The Company and ABV are part of an Area Assignment Agreement (“ABV Agreement”) that provides that ABV will transfer an area for the construction of a hangar and aircraft parking space. Under the ABV Agreement, ABV will be responsible for earthmoving and paving services as well as the construction of an auxiliary lane connecting the site to a landing strip. In return, the Company makes a monthly rental payment.

On October 02, 2017, ABV filed a lawsuit against the Company, requesting the termination of the ABV Agreement, alleging that the construction of the hangar and aircraft parking space did not occur and rental payments were overdue.

The Company requested the review of the ABV Agreement, demanding that ABV fulfills its obligations under the agreement, including the earthmoving, paving services and the construction of the auxiliary lane. In addition, the Company is demanding the payment of a contractual fine and the losses and damages resulting from ABV’s default.

On March 31, 2018, this temporary protection is in effect, which temporarily maintains the ABV Agreement, preventing ABV from using the area and removing the materials stored for construction until the action is terminated.

ABV´s claims totaled approximately R$26.2 on March 31, 2018 and December 31, 2017. The Company classifies the likelihood of loss as possible and thus has not recorded a provision.

c)Labor lawsuits: the Company is party to various types of labor lawsuits, related to overtime, additional remuneration for undertaking hazardous activities and safety related payments and others.

The Labor Prosecution’s Office filed on February 22, 2017 a lawsuit against the Company claiming that it had violated certain labor regulations, including limitations on daily working hours and rest periods. The claim totals approximately R$66.0 in punitive damages. The lawsuit is currently suspended and the Company is negotiating a Conduct Adjustment Declaration (Termo de Ajuste de Conduta or “TAC”). The Company classifies the likelihood of loss as possible.